CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues
Total revenues	$ 7,984	$ 9,075	$ 26,286	$ 53,205
Cost of revenues
Total cost of revenues	5,770	5,561	18,117	38,761
Gross profit	2,214	3,514	8,169	14,444
Operating expenses
Compensation, taxes and benefits	3,624	3,526	10,927	12,216
General and administrative	2,501	3,646	7,502	10,757
Total operating expenses	6,125	7,172	18,429	22,973
Loss from operations	(3,911)	(3,658)	(10,260)	(8,529)
Other income (expense)
Other income	15	99	61	190
Expenses for Equity Reserve Facility	0	0	(198)	0
Derecognition of tax receivable agreement liability	0	5,201	0	5,201
Interest expense	(1,104)	(1,413)	(4,739)	(4,068)
Total other expense, net	(1,089)	3,887	(4,876)	1,323
Loss before income taxes	(5,000)	229	(15,136)	(7,206)
Income tax expense	0	6,606	0	6,132
Net loss	(5,000)	(6,377)	(15,136)	(13,338)
Net loss attributable to noncontrolling interest	(2,320)	(3,687)	(7,852)	(9,283)
Net loss attributable to Direct Digital Holdings, Inc.	$ (2,680)	$ (2,690)	$ (7,284)	$ (4,055)
Net loss per common share attributable to Direct Digital Holdings, Inc.:
Basic (in dollars per share)	$ (13.01)	$ (39.01)	$ (42.68)	$ (60.82)
Diluted (in dollars per share)	$ (13.01)	$ (39.01)	$ (42.68)	$ (60.82)
Weighted-average number of shares of common stock outstanding:
Basic (in shares)	233,000	68,000	179,000	66,000
Diluted (in shares)	233,000	68,000	179,000	66,000
Sell-side advertising
Revenues
Total revenues	$ 641	$ 2,202	$ 5,153	$ 33,001
Cost of revenues
Total cost of revenues	1,457	2,654	6,946	30,670
Buy-side advertising
Revenues
Total revenues	7,343	6,873	21,133	20,204
Cost of revenues
Total cost of revenues	$ 4,313	$ 2,907	$ 11,171	$ 8,091